Fair Value Measurement (Tables)	12 Months Ended
Dec. 31, 2025
Fair Value Measurement [Abstract]
Schedule of Assets and Liabilities that are Measured at Fair Value on a Recurring Basis	Following is a description of the valuation techniques that the Group uses to measure the fair value of assets that the Group reports in its consolidated balance sheets at fair value on a recurring basis.
	Level 1	Level 2	Level 3	Balance at
	Inputs	Inputs	Inputs	Fair Value
	RMB	RMB	RMB	RMB
Wealth management products	—	113,632	—	113,632
Total	—	113,632	—	113,632
	Level 1	Level 2	Level 3	Balance at
	Inputs	Inputs	Inputs	Fair Value
	RMB	RMB	RMB	RMB
Wealth management products	—	101,268	—	101,268
Fund	13,605	—	—	13,605
Total	13,605	101,268	—	114,873